UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Fidelity Advisor Tax Managed Stock Fund series (the "Fund").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804830.102

ATMS-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.0%
Autoliv, Inc.	1,000	$ 56,170
BorgWarner, Inc.	1,000	60,000
Tenneco, Inc. (a)	3,100	72,013
TRW Automotive Holdings Corp. (a)	2,200	56,980
		245,163
Diversified Consumer Services - 0.3%
Sothebys Class A (ltd. vtg.) (a)	2,300	63,549
Hotels, Restaurants & Leisure - 2.8%
Domino's Pizza, Inc.	800	18,192
Kerzner International Ltd. (a)	700	56,000
McDonald's Corp.	8,500	300,815
Pinnacle Entertainment, Inc. (a)	2,000	54,860
Starwood Hotels & Resorts Worldwide, Inc.	3,400	178,772
Vail Resorts, Inc. (a)	1,900	65,683
		674,322
Household Durables - 0.6%
Furniture Brands International, Inc.	3,700	74,222
La-Z-Boy, Inc.	5,700	72,675
		146,897
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)	1,400	74,088
Multiline Retail - 2.0%
JCPenney Co., Inc.	7,500	472,200
Specialty Retail - 1.6%
Aeropostale, Inc. (a)	2,400	66,504
Circuit City Stores, Inc.	4,300	105,350
Dress Barn, Inc. (a)	3,600	77,688
Monro Muffler Brake, Inc.	2,300	71,323
The Men's Wearhouse, Inc.	1,900	59,109
		379,974
Textiles, Apparel & Luxury Goods - 2.8%
Columbia Sportswear Co. (a)	1,300	64,636
Gildan Activewear, Inc. Class A (a)	1,800	76,893
Liz Claiborne, Inc.	2,000	70,700
Phillips-Van Heusen Corp.	2,100	74,613
Steven Madden Ltd.	2,000	66,920
Stride Rite Corp.	5,700	72,162
VF Corp.	1,900	128,858
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	3,100	$ 55,211
Wolverine World Wide, Inc.	2,600	66,144
		676,137
TOTAL CONSUMER DISCRETIONARY		2,732,330
CONSUMER STAPLES - 8.2%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	14,100	302,586
Food & Staples Retailing - 1.5%
Kroger Co.	10,600	243,058
Safeway, Inc.	4,300	120,744
		363,802
Food Products - 1.4%
Flowers Foods, Inc.	2,100	59,808
Gold Kist, Inc. Delaware (a)	4,500	62,955
McCormick & Co., Inc. (non-vtg.)	1,800	63,108
Pilgrims Pride Corp. Class B	2,800	71,568
Tyson Foods, Inc. Class A	4,900	69,335
		326,774
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	7,900	69,362
Tobacco - 3.8%
Altria Group, Inc.	9,900	791,703
Loews Corp. - Carolina Group	2,200	126,236
		917,939
TOTAL CONSUMER STAPLES		1,980,463
ENERGY - 13.3%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc.	2,200	59,400
Lone Star Technologies, Inc. (a)	1,100	51,810
Maverick Tube Corp. (a)	2,000	127,580
Noble Corp.	1,600	114,800
Pride International, Inc. (a)	2,000	59,740
W-H Energy Services, Inc. (a)	1,200	66,024
		479,354
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.3%
ConocoPhillips	7,384	$ 506,838
Frontier Oil Corp.	2,200	77,550
Giant Industries, Inc. (a)	1,900	135,679
Hess Corp.	10,500	555,450
Kerr-McGee Corp.	1,200	84,240
Marathon Oil Corp.	3,200	290,048
Mariner Energy, Inc. (a)	3,600	64,836
OMI Corp.	7,300	161,038
Overseas Shipholding Group, Inc.	1,200	77,268
Quicksilver Resources, Inc. (a)	1,350	47,736
Tesoro Corp.	1,700	127,160
Valero Energy Corp.	8,140	548,880
W&T Offshore, Inc.	1,600	54,496
		2,731,219
TOTAL ENERGY		3,210,573
FINANCIALS - 13.7%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	2,900	129,340
Lehman Brothers Holdings, Inc.	3,400	220,830
Morgan Stanley	3,800	252,700
TradeStation Group, Inc. (a)	2,100	30,702
		633,572
Diversified Financial Services - 3.7%
CIT Group, Inc.	3,700	169,867
JPMorgan Chase & Co.	15,800	720,796
		890,663
Insurance - 4.6%
ACE Ltd.	3,900	200,967
AMBAC Financial Group, Inc.	1,200	99,732
Hartford Financial Services Group, Inc.	3,400	288,456
MetLife, Inc.	1,700	88,400
The St. Paul Travelers Companies, Inc.	7,400	338,920
W.R. Berkley Corp.	2,175	78,300
		1,094,775
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	13,698	$ 490,799
Radian Group, Inc.	2,900	178,437
		669,236
TOTAL FINANCIALS		3,288,246
HEALTH CARE - 8.5%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	5,700	239,400
Palomar Medical Technologies, Inc. (a)	1,300	49,517
		288,917
Health Care Providers & Services - 2.8%
Aetna, Inc.	3,100	97,619
Humana, Inc. (a)	4,700	262,871
Manor Care, Inc.	4,900	245,245
National Healthcare Corp.	1,800	83,142
		688,877
Pharmaceuticals - 4.5%
Endo Pharmaceuticals Holdings, Inc. (a)	3,940	122,416
Merck & Co., Inc.	17,500	704,725
Pfizer, Inc.	9,500	246,905
		1,074,046
TOTAL HEALTH CARE		2,051,840
INDUSTRIALS - 13.4%
Aerospace & Defense - 3.2%
AAR Corp. (a)	4,100	97,088
Ceradyne, Inc. (a)	2,500	122,225
Goodrich Corp.	1,800	72,666
Orbital Sciences Corp. (a)	3,300	59,103
Raytheon Co.	7,900	356,053
Triumph Group, Inc. (a)	1,200	57,588
		764,723
Airlines - 0.7%
AMR Corp. (a)	4,700	103,400
Continental Airlines, Inc. Class B (a)	2,800	73,752
		177,152
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.3%
Insteel Industries, Inc.	3,900	$ 80,730
Commercial Services & Supplies - 2.1%
Allied Waste Industries, Inc.	9,600	97,536
Clean Harbors, Inc.	2,000	73,780
Corrections Corp. of America (a)	1,100	60,060
Kforce, Inc. (a)	5,200	64,844
Manpower, Inc.	1,000	59,480
Spherion Corp. (a)	7,400	56,240
The Geo Group, Inc. (a)	2,000	82,440
		494,380
Electrical Equipment - 0.3%
Acuity Brands, Inc.	1,400	61,222
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	2,600	118,404
Machinery - 4.6%
AGCO Corp. (a)	3,000	68,880
Cummins, Inc.	2,400	280,800
Deere & Co.	3,700	268,509
FreightCar America, Inc.	400	21,464
Gardner Denver, Inc. (a)	1,700	58,905
Ingersoll-Rand Co. Ltd. Class A	2,600	93,080
Kennametal, Inc.	1,000	53,250
Manitowoc Co., Inc.	1,500	58,890
PACCAR, Inc.	1,100	88,825
Terex Corp. (a)	1,400	62,776
Trinity Industries, Inc.	1,600	53,472
		1,108,851
Marine - 0.2%
American Commercial Lines, Inc.	1,100	60,445
Road & Rail - 0.9%
Laidlaw International, Inc.	2,300	60,950
P.A.M. Transportation Services, Inc. (a)	3,000	85,380
Swift Transportation Co., Inc. (a)	2,700	72,225
		218,555
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
BlueLinx Corp.	3,700	$ 44,104
United Rentals, Inc. (a)	3,800	106,096
		150,200
TOTAL INDUSTRIALS		3,234,662
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	5,000	53,450
Motorola, Inc.	8,000	182,080
		235,530
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	16,800	536,088
Komag, Inc. (a)	2,800	107,268
Seagate Technology	5,000	116,000
Western Digital Corp. (a)	17,300	303,442
Xyratex Ltd. (a)	2,500	58,100
		1,120,898
Electronic Equipment & Instruments - 1.7%
Arrow Electronics, Inc. (a)	1,800	50,868
Avnet, Inc. (a)	1,700	30,940
Benchmark Electronics, Inc. (a)	500	12,165
Flextronics International Ltd. (a)	6,000	68,040
Ingram Micro, Inc. Class A (a)	3,400	59,942
KEMET Corp. (a)	8,500	71,145
Orbotech Ltd. (a)	2,700	58,212
TTM Technologies, Inc. (a)	4,900	54,096
		405,408
Internet Software & Services - 0.2%
Art Technology Group, Inc. (a)	22,700	60,609
IT Services - 0.3%
Ness Technologies, Inc. (a)	5,600	61,824
Office Electronics - 0.3%
Xerox Corp.	5,100	71,859
Semiconductors & Semiconductor Equipment - 1.9%
Atmel Corp. (a)	13,400	64,186
Conexant Systems, Inc. (a)	18,400	32,936
Freescale Semiconductor, Inc. Class A (a)	2,100	60,123
Intevac, Inc. (a)	600	12,642
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	4,900	$ 203,791
MKS Instruments, Inc. (a)	700	14,469
Omnivision Technologies, Inc. (a)	4,000	76,000
		464,147
Software - 0.3%
BEA Systems, Inc. (a)	6,000	70,440
TOTAL INFORMATION TECHNOLOGY		2,490,715
MATERIALS - 8.5%
Chemicals - 1.1%
Ashland, Inc.	2,200	146,322
Eastman Chemical Co.	1,500	74,445
PolyOne Corp. (a)	6,400	53,440
		274,207
Containers & Packaging - 0.3%
Myers Industries, Inc.	3,600	59,904
Metals & Mining - 7.1%
Allegheny Technologies, Inc.	3,500	223,615
Carpenter Technology Corp.	600	59,040
Century Aluminum Co. (a)	1,700	52,479
Chaparral Steel Co. (a)	900	63,171
Commercial Metals Co.	3,100	70,339
IPSCO, Inc.	1,600	150,951
Nucor Corp.	6,700	356,239
Olympic Steel, Inc.	1,800	63,306
Oregon Steel Mills, Inc. (a)	1,200	55,488
Phelps Dodge Corp.	800	69,872
Reliance Steel & Aluminum Co.	2,200	78,870
Steel Dynamics, Inc.	900	52,218
Titanium Metals Corp.	7,000	201,880
United States Steel Corp.	3,400	214,438
		1,711,906
TOTAL MATERIALS		2,046,017
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
Consolidated Communications Holdings, Inc.	4,600	77,188
Embarq Corp.	950	42,988
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Golden Telecom, Inc.	2,400	$ 59,328
Qwest Communications International, Inc. (a)	63,700	508,963
		688,467
UTILITIES - 5.0%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (a)	3,100	127,255
Independent Power Producers & Energy Traders - 4.5%
AES Corp. (a)	18,700	371,382
Mirant Corp. (a)	4,600	122,222
TXU Corp.	9,100	584,493
		1,078,097
TOTAL UTILITIES		1,205,352
TOTAL COMMON STOCKS (Cost $19,789,922)		22,928,665
Investment Companies - 3.9%

S&P Depositary Receipts Trust unit Series 1 (Cost $920,518)	7,356	940,464
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 5.3% (b) (Cost $300,809)	300,809	300,809
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $21,011,249)		24,169,938
NET OTHER ASSETS - (0.5)%		(114,870)
NET ASSETS - 100%		$ 24,055,068
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,184
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $21,122,843. Net unrealized appreciation aggregated $3,047,095, of which $3,548,516 related to appreciated investment securities and $501,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006